Derecognition of financial assets - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended		3 Months Ended
	Jan. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)
Disclosure of financial assets [line items]
Assets pledged
Canadian emergency business account loans [member]
Disclosure of financial assets [line items]
Derecognized CEBA loans	3,800	3,900	$ 3,700
Trillium credit card trust II [Member] | Deposits from Business and Government [Member]
Disclosure of financial assets [line items]
Subordinated notes outstanding			1,473	$ 1,087
Credit card receivable [member] | Trillium credit card trust II [Member] | Deposits from Business and Government [Member]
Disclosure of financial assets [line items]
Assets pledged			1,620
Loans or receivables collateralized on revolving basis through trust			$ 1,462